Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax
Schedule of major components of income tax expense	The major components of income tax benefit (expense) for the periods ended December 31, 2022, 2021, 2020 are as follows:

Amounts in thousands USD	for the year ended December 31, 2022	for the year ended December 31, 2021	for the year ended December 31, 2020
Current tax:
Current tax on profit for the year	$(1,570)	$(308)	$(1,231)
Deferred income tax
(Decrease)/increase in deferred tax assets	2,726	5,324	54
Decrease/(increase) in deferred tax liabilities	1,400	3,190	1,656
Total deferred tax expense/(benefit)	4,126	8,514	1,710
Income tax (expense)/benefit	$2,556	$8,206	$479

Schedule of reconciliation between reported tax expense for each period and the theoretical tax expense that would arise when applying statutory tax rate
A reconciliation between reported tax expense for each period and the theoretical tax expense that would arise when applying statutory tax rate in Sweden, 20.6% in 2022 and 2021 and 21.4% in 2020, on the Company loss before taxes, is shown in the table below:

Amounts in thousands USD	for the year ended December 31, 2022	for the year ended December 31, 2021	for the year ended December 31, 2020
Loss before tax	$(15,407)	$(46,545)	$(7,259)
Income tax calculated according to tax rate in Sweden 20.6% 2022, 2021 / 21. 4% 2020	3,174	9,588	1,553
Tax effects from:
Non-deductible costs	(29)	(1,542)	(1,143)
Previously unrecognized tax losses used to reduce current tax expenses	—	184	70
Differences in overseas tax rates	40	(24)	(22)
Adjustments in respect of income tax of previous years	(275)	—	—
Other	(354)	—	21
Income tax	$2,556	$8,206	$479

Schedule of deferred tax assets and liabilities
Deferred tax assets and liabilities of the Company are shown in the table below:

Deferred tax assets	Lease Liabilities	Tax losses	Other	Total
	Amounts in thousands USD
Balance as of January 1, 2020	$10	$—	$—	$10
Recognized in the statement of comprehensive income	54	—	—	54
Net to deferred tax liability	(31)	—	—	(31)
Exchange differences	4	—	—	4
Balance as of December 31, 2020	$37	$—	$—	$37
Recognized in the statement of comprehensive income	113	4,935	276	5,324
Recognized in statement of Equity	—	3,825	—	3,825
Exchange differences	(6)	(223)	134	(95)
Balance as of December 31, 2021	$144	$8,537	$410	$9,091
Recognized in the statement of comprehensive income	83	743	1,899	2,725
Recognized in statement of Equity	—	—	266	266
Exchange differences	(18)	(1,136)	(82)	(1,236)
Balance as of December 31, 2022	$209	$8,144	$2,493	$10,846

Deferred tax liabilities	Deferred tax on untaxed reserves	Intangibles & Inventory Valuation	Other Temporary Differences	Total
	amounts in thousands USD
Balance as of January 1, 2020	$895	$29,283	$167	$30,345
Purchase Price Allocation	—	503	—	503
Recognized in the statement of comprehensive income	135	(2,173)	382	(1,656)
Net from deferred tax asset	—	—	(31)	(31)
Exchange differences	140	3,868	24	4,032
Balance as of December 31, 2020	$1,170	$31,481	$542	$33,193
Recognized in the statement of comprehensive income	(1,116)	(2,206)	133	(3,189)
Exchange differences	(54)	(2,864)	6	(2,912)
Balance as of December 31, 2021	$—	$26,411	$681	$27,092
Recognized in the statement of comprehensive income	—	(1,859)	459	(1,400)
Exchange differences	—	(3,480)	(16)	(3,496)
Balance as of December 31, 2022	$—	$21,072	$1,124	$22,196